Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis	Financial assets measured at fair value on a recurring basis on the consolidated balance sheets at December 31, 2022 and 2021 were as follows:

In millions	Level 1	Level 2	Level 3	Total
December 31, 2022
Cash and cash equivalents (1)	$6,902	$6,049	$—	$12,951
Debt securities:
U.S. government securities	1,860	32	—	1,892
States, municipalities and political subdivisions	—	2,272	—	2,272
U.S. corporate securities	—	8,897	61	8,958
Foreign securities	—	2,542	8	2,550
Residential mortgage-backed securities	—	757	—	757
Commercial mortgage-backed securities	—	1,018	—	1,018
Other asset-backed securities	—	2,810	—	2,810
Redeemable preferred securities	—	23	—	23
Total debt securities	1,860	18,351	69	20,280
Equity securities	116	—	60	176
Total	$8,878	$24,400	$129	$33,407

December 31, 2021
Cash and cash equivalents	$4,954	$4,454	$—	$9,408
Debt securities:
U.S. government securities	2,372	44	—	2,416
States, municipalities and political subdivisions	—	3,086	5	3,091
U.S. corporate securities	—	9,697	38	9,735
Foreign securities	—	2,983	10	2,993
Residential mortgage-backed securities	—	875	—	875
Commercial mortgage-backed securities	—	1,310	—	1,310
Other asset-backed securities	—	2,789	3	2,792
Redeemable preferred securities	—	28	—	28
Total debt securities	2,372	20,812	56	23,240
Equity securities	114	—	55	169
Total	$7,440	$25,266	$111	$32,817
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(1)Includes cash and cash equivalents of $6 million which have been accounted for as assets held for sale and are included in assets held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.

Schedule of Changes in Level 3 Financial Assets
The changes in the balances of Level 3 financial assets during the year ended December 31, 2022 were as follows:

In millions	States, municipalities and political subdivisions	U.S. corporate securities	Foreign securities	Other asset- backed securities	Equity securities	Total
Beginning balance	$5	$38	$10	$3	$55	$111
Net realized and unrealized capital losses:
Included in earnings	—	(8)	—	—	(1)	(9)
Included in other comprehensive loss	—	(5)	(2)	(2)	—	(9)
Purchases	—	36	—	30	29	95
Sales	(5)	—	—	(2)	(23)	(30)
Settlements	—	—	—	—	—	—
Transfers out of Level 3, net	—	—	—	(29)	—	(29)
Ending balance	$—	$61	$8	$—	$60	$129
The changes in the balances of Level 3 financial assets during the year ended December 31, 2021 were as follows:

In millions	States, municipalities and political subdivisions	U.S. corporate securities	Foreign securities	Other asset- backed securities	Redeemable preferred securities	Equity securities	Total
Beginning balance	$1	$52	$—	$—	$1	$30	$84
Net realized and unrealized capital gains (losses):
Included in earnings	—	(10)	—	—	2	13	5
Included in other comprehensive income	—	(3)	—	—	(1)	—	(4)
Purchases	—	1	—	3	—	13	17
Sales	(1)	(1)	—	—	(2)	(1)	(5)
Settlements	—	(1)	—	—	—	—	(1)
Transfers into Level 3, net	5	—	10	—	—	—	15
Ending balance	$5	$38	$10	$3	$—	$55	$111

The change in net unrealized capital losses included in other comprehensive income associated with Level 3 financial assets which were held as of December 31, 2021 was $4 million during the year ended December 31, 2021.

The total gross transfers into (out of) Level 3 during the years ended December 31, 2022 and 2021 were as follows:

In millions	2022	2021
Gross transfers into Level 3	$—	$15
Gross transfers out of Level 3	(29)	—
Net transfers into (out of) Level 3	$(29)	$15

Schedule of Carrying Value and Fair Value By Level of Fair Value Hierarchy
The carrying value and estimated fair value classified by level of fair value hierarchy for financial instruments carried on the consolidated balance sheets at adjusted cost or contract value at December 31, 2022 and 2021 were as follows:

	Carrying Value	Estimated Fair Value
In millions		Level 1	Level 2	Level 3	Total
December 31, 2022
Assets:
Mortgage loans	$1,044	$—	$—	$978	$978
Equity securities (1)	411	N/A	N/A	N/A	N/A
Liabilities:
Investment contract liabilities:
With a fixed maturity	3	—	—	3	3
Without a fixed maturity	332	—	—	305	305
Long-term debt (2)	52,257	47,653	—	—	47,653

December 31, 2021
Assets:
Mortgage loans	$902	$—	$—	$907	$907
Equity securities (1)	126	N/A	N/A	N/A	N/A
Liabilities:
Investment contract liabilities:
With a fixed maturity	5	—	—	5	5
Without a fixed maturity	336	—	—	373	373
Long-term debt	56,176	64,157	—	—	64,157
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(1)It was not practical to estimate the fair value of these cost-method investments as it represents shares of unlisted companies. See Note 1 ‘‘Significant Accounting Policies’’ for additional information regarding the valuation of cost method investments.
(2)Includes long-term debt of $3 million which has been accounted for as liabilities held for sale and is included in liabilities held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.

Schedule of Fair Value of Separate Accounts by Major Category of Investment
Separate Accounts financial assets at December 31, 2022 and 2021 were as follows:

	December 31, 2022				December 31, 2021
In millions	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$2	$154	$—	$156	$2	$186	$—	$188
Debt securities	712	1,965	—	2,677	1,233	3,048	—	4,281
Equity securities	—	—	—	—	—	1	—	1
Common/collective trusts	—	480	—	480	—	547	—	547
Total (1)	$714	$2,599	$—	$3,313	$1,235	$3,782	$—	$5,017
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(1)Excludes $85 million of other payables and $70 million of other receivables at December 31, 2022 and 2021, respectively.
The following table shows the fair value of assets, by major investment category, supporting Separate Accounts as of December 31, 2022 and 2021:

In millions	2022	2021
Cash and cash equivalents	$156	$188
Debt securities:
U.S. government securities	717	1,234
States, municipalities and political subdivisions	27	48
U.S. corporate securities	1,667	2,339
Foreign securities	201	325
Residential mortgage-backed securities	41	144
Commercial mortgage-backed securities	6	57
Other asset-backed securities	18	134
Total debt securities	2,677	4,281
Equity securities and common/collective trusts	480	548
Total (1)	$3,313	$5,017
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(1)Excludes $85 million of other payables and $70 million of other receivables at December 31, 2022 and 2021, respectively.